Advances for Vessels under Construction (Tables)	6 Months Ended
Jun. 30, 2012
Advances for Vessels under Construction
Schedule of advances for vessels under construction

	As of June 30, 2012	As of December 31, 2011
Advance payments for vessels	$—	$196,730
Progress payments for vessels	—	288,091
Capitalized interest	—	39,465
Total	$—	$524,286

Schedule of advances for vessels under construction and transfers to vessels' cost

As of January 1, 2011	$904,421
Additions	693,030
Transfer to vessels’ cost	(1,073,165)
As of December 31, 2011	$524,286
Additions	497,661
Transfer to vessels’ cost	(1,021,947)
As of June 30, 2012	$—